Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Mr. Szu Hao Huang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 119,889	$ 36,302
Dalan Vincent Holdings Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	99,975
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 219,864	$ 36,302